21. Fair Value (Details 2) - USD ($)		Dec. 31, 2016	Dec. 31, 2015
Carrying Amount
Financial assets: (in thousands)
Cash and cash equivalents		$ 29,614	$ 28,852
Securities held-to-maturity		49,887	43,354
Securities available-for-sale		33,715	26,470
Restricted equity securities		2,756	2,442
Loans and loans held-for-sale
Commercial & Industrial		67,972	64,438
Commercial real estate		199,136	175,945
Residential real estate - 1st lien		165,243	162,492
Residential real estate - Jr. lien		42,536	44,270
Consumer		7,084	7,161
Mortgage servicing rights	[1]	1,211	1,293
Accrued interest receivable		1,819	1,633
Deposits
Deposits, Other deposits		470,002	466,859
Deposits, Brokered deposits		34,733	28,627
Short-term borrowings		30,000	10,000
Long-term borrowings		1,550
Repurchase agreements		30,423	22,073
Capital lease obligations		483	558
Subordinated debentures		12,887	12,887
Accrued interest payable		73	53
Fair Value Level 1
Financial assets: (in thousands)
Cash and cash equivalents		29,614	28,852
Securities held-to-maturity		0	0
Securities available-for-sale		0	0
Restricted equity securities		0	0
Loans and loans held-for-sale
Commercial & Industrial		0	0
Commercial real estate		0	0
Residential real estate - 1st lien		0	0
Residential real estate - Jr. lien		0	0
Consumer		0	0
Mortgage servicing rights	[1]	0	0
Accrued interest receivable		0	0
Deposits
Deposits, Other deposits		0	0
Deposits, Brokered deposits		0	0
Short-term borrowings		0	0
Long-term borrowings		0
Repurchase agreements		0	0
Capital lease obligations		0	0
Subordinated debentures		0	0
Accrued interest payable		0	0
Fair Value Level 2
Financial assets: (in thousands)
Cash and cash equivalents		0	0
Securities held-to-maturity		51,035	44,143
Securities available-for-sale		33,715	26,470
Restricted equity securities		2,756	2,442
Loans and loans held-for-sale
Commercial & Industrial		48	286
Commercial real estate		601	2,552
Residential real estate - 1st lien		941	1,395
Residential real estate - Jr. lien		109	119
Consumer		0	0
Mortgage servicing rights	[1]	1,302	1,497
Accrued interest receivable		1,819	1,633
Deposits
Deposits, Other deposits		469,323	466,524
Deposits, Brokered deposits		34,745	28,630
Short-term borrowings		30,000	10,000
Long-term borrowings		1,376
Repurchase agreements		30,423	22,073
Capital lease obligations		483	558
Subordinated debentures		12,849	12,851
Accrued interest payable		73	53
Fair Value Level 3
Financial assets: (in thousands)
Cash and cash equivalents		0	0
Securities held-to-maturity		0	0
Securities available-for-sale		0	0
Restricted equity securities		0	0
Loans and loans held-for-sale
Commercial & Industrial		68,727	65,399
Commercial real estate		201,560	178,502
Residential real estate - 1st lien		166,858	164,959
Residential real estate - Jr. lien		42,948	44,939
Consumer		7,371	7,482
Mortgage servicing rights	[1]	0	0
Accrued interest receivable		0	0
Deposits
Deposits, Other deposits		0	0
Deposits, Brokered deposits		0	0
Short-term borrowings		0	0
Long-term borrowings		0
Repurchase agreements		0	0
Capital lease obligations		0	0
Subordinated debentures		0	0
Accrued interest payable		0	0
Fair Value
Financial assets: (in thousands)
Cash and cash equivalents		29,614	28,852
Securities held-to-maturity		51,035	44,143
Securities available-for-sale		33,715	26,470
Restricted equity securities		2,756	2,442
Loans and loans held-for-sale
Commercial & Industrial		68,775	65,685
Commercial real estate		202,161	181,054
Residential real estate - 1st lien		167,799	166,354
Residential real estate - Jr. lien		43,057	45,058
Consumer		7,371	7,482
Mortgage servicing rights	[1]	1,302	1,497
Accrued interest receivable		1,819	1,633
Deposits
Deposits, Other deposits		469,323	466,524
Deposits, Brokered deposits		34,745	28,630
Short-term borrowings		30,000	10,000
Long-term borrowings		1,376
Repurchase agreements		30,423	22,073
Capital lease obligations		483	558
Subordinated debentures		12,849	12,851
Accrued interest payable		$ 73	$ 53

[1]	Reported fair value represents all MSRs serviced by the Company at December 31, 2016, regardless of carrying amount